Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments in real estate
Land and improvements	$ 161,291	$ 166,225
Buildings and improvements	260,966	272,605
Construction in progress	273	1,206
Intangible assets	10,187	10,106
Total investments in real estate, net	432,717	450,142
Accumulated depreciation and amortization	(29,838)	(31,052)
Total investments in real estate, net	402,879	419,090
Cash	11,134	5,758
Cash – restricted	5,577	5,216
Accounts receivable, net	2,269	1,849
Other assets, net	1,378	1,262
Deferred offering costs		2,086
Assets held for sale		696
Total assets	423,237	436,113
Liabilities
Notes payable, net	134,380	146,948
Revolving credit facility, net	58,523	72,731
Accounts payable and accrued expenses	14,666	19,484
Accrued preferred distributions	10,464	8,504
Earn-out Liability	1,779
Liabilities held for sale		968
Total liabilities	220,282	249,105
Mobile Infrastructure Corporation Stockholders’ Equity
Common stock, $0.0001 par value, 500,000,000 shares authorized, 27,858,539 and 13,089,848 shares issued and outstanding as of December 31, 2023 and December 31, 2022 respectively	2
Warrants issued and outstanding – 2,553,192 warrants as of December 31, 2023 and December 31, 2022	3,319	3,319
Additional paid-in capital	240,357	193,176
Accumulated deficit	(134,291)	(109,168)
Total Mobile Infrastructure Corporation Stockholders’ Equity	109,387	87,327
Non-controlling interest	93,568	99,681
Total equity	202,955	187,008
Total liabilities and equity	423,237	436,113
Series A Preferred Stock [Member]
Mobile Infrastructure Corporation Stockholders’ Equity
Preferred stock
Series 1 Preferred Stock [Member]
Mobile Infrastructure Corporation Stockholders’ Equity
Preferred stock
Series 2 Preferred Stock [Member]
Mobile Infrastructure Corporation Stockholders’ Equity
Preferred stock
Related Party [Member]
Investments in real estate
Due from related parties		156
Liabilities
Due to related parties	$ 470	$ 470